Nature of the Business and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of the Business and Basis of Presentation
1.    Nature of the Business and Basis of Presentation
Tango Therapeutics, Inc (“Tango” or the “Company”) is a precision oncology company committed to the discovery and development of novel new drugs in defined patient populations with high unmet medical need.
The Company is subject to risks common to early-stage companies in the biotechnology industry. Principal among these risks are the uncertainties of the development process, development of the same or similar technological innovations by competitors, protection of proprietary technology, dependence on key personnel, compliance with government regulations and approval requirements, and the need to obtain additional financing to fund operations. Product candidates currently under development will require significant additional research and development efforts, including extensive preclinical and clinical testing and regulatory approval, prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel infrastructure, and extensive compliance-reporting capabilities. There can be no assurance that the Company’s research and development will be successfully completed, that adequate protection for the Company’s technology will be obtained, that any products developed will obtain necessary government regulatory approval, or that any approved products will be commercially viable. Even if the Company’s development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales. If the Company fails to become profitable or is unable to sustain profitability on a continuing basis, then the Company may be unable to continue its operations at planned levels and be forced to reduce or terminate its operations. The Company expects to incur substantial operating losses and negative cash flows from operations for the foreseeable future.
Since inception, the Company has generated recurring net losses, including net losses of $4.5 million and $16.6 million for the three and six months ended June 30, 2021, respectively, and net losses of $8.4 million and $16.3 million for the three and six months ended June 30, 2020, respectively. The Company had an accumulated deficit of $119.7 million as of June 30, 2021. Since inception and through the issuance date of these unaudited condensed consolidated financial statements, the Company has raised an aggregate of approximately $166.9 million of gross proceeds from the sale of preferred shares, approximately $352.9 million in gross proceeds through the closing of the BCTG Business Combination and PIPE Investment transactions and another $202.1 million through our collaboration with Gilead.
The Company expects operating losses and negative cash flows from operations to continue for the foreseeable future as it continues to develop, manufacture and commercialize its products. As of June 30, 2021, and with the additional gross proceeds of approximately $352.9 million received on August 10, 2021 from the consummation of the BCTG Business Combination and PIPE Investment transactions, the Company expected that its cash, cash equivalents and marketable securities will be sufficient to fund its operating expenses and capital expenditure requirements for at least 12 months from the issuance date of the unaudited condensed consolidated financial statements. The future viability of the Company beyond that point may be dependent on its ability to raise additional capital to finance its operations.
The Company may seek additional funding in the future, from one or more equity or debt financings, collaborations, or other sources, in order to carry out all of its planned research and development and commercialization activities. However, there is no assurance that the Company will be able to obtain additional funding under acceptable terms, if at all. If the Company is unable to obtain additional financing, the Company may be forced to delay, reduce or eliminate some or all of its research and development programs, product portfolio expansion or commercialization efforts, which could adversely affect its business prospects.
Merger with BCTG Acquisition Corporation
On April 13, 2021, the Company and BCTG Acquisition Corp. (“BCTG”) signed a definitive merger agreement memorializing the terms of BCTG’s acquisition of 100% of the Company’s issued and outstanding equity securities in exchange for $550.0 million worth of consideration in the form of BCTG common stock (the “Business Combination”). The Business Combination was approved on August 9, 2021 by shareholders of BCTG, resulting in BCTG acquiring 100% of our issued and outstanding equity securities on August 10, 2021. The Business Combination was accounted for as a “reverse recapitalization” in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Under the reverse recapitalization model, the Business Combination was treated as Tango issuing equity for the net assets of BCTG, with no goodwill or intangible assets recorded. Under this method of accounting, BCTG was treated as the “acquired” company for financial reporting purposes. This determination was primarily based on the fact that subsequent to the Business Combination, the Company’s stockholders possess a majority of the voting power of the combined company, the Company comprises all of the ongoing operations of the combined entity, the Company comprises a majority of the governing body of the combined company, and the Company’s senior management comprises all of the senior management of the combined company. As a result of the Business Combination, BCTG was renamed Tango Therapeutics, Inc.
Tango received gross proceeds of $166.8 million upon the closing of the Business Combination. Tango continues to operate under the current Tango management team. Subsequent to the closing of the Business Combination, an aggregate of 18.6 million shares of common stock (the “PIPE Financing”) were purchased, resulting in gross proceeds of an additional $186.1 million upon the closing of the PIPE Financing. Total transaction costs and redemptions approximated $27.3 million, resulting in total net proceeds of $325.6 million.
Subject to the terms of the merger agreement, upon the closing of the Business Combination (the “Effective Time”), each share of the Company’s redeemable convertible preferred stock (the “Preferred Stock”) issued and outstanding immediately prior to the Effective Time was converted into a share of the Company’s common stock. At the Effective Time, each option to purchase the Company’s common stock became an option, respectively, to purchase shares of common stock of the surviving entity, subject to adjustment in accordance with the exchange ratio. Completion of the PIPE Financing and merger transaction were subject to approval of BCTG stockholders and the satisfaction or waiver of certain other customary closing conditions.
Impact of
COVID-19
At the end of 2019, a novel strain of a virus named
SARS-CoV-2
(severe acute respiratory syndrome coronavirus 2), or coronavirus, which causes
COVID-19
has spread to most countries across the world, including all 50 states within the U.S., including Cambridge, Massachusetts, where the Company’s primary office and laboratory space is located. The coronavirus pandemic led to the implementation of various responses, including government-imposed quarantines, travel restrictions and other public health safety measures. The extent to which the coronavirus, including any novel variants such as the “Delta variant,” impacts the Company’s operations or those of its third-party partners, including preclinical studies or clinical trial operations, will depend on future developments, which are highly uncertain and cannot be predicted with confidence, including the duration of the outbreak, new information that will emerge concerning the severity of the coronavirus and the actions to contain the coronavirus or treat its impact, among others. The continued spread of
COVID-19
globally could adversely impact the Company’s preclinical or clinical trial operations in the U.S., including its ability to recruit and retain patients and principal investigators and site staff who, as healthcare providers, may have heightened exposure to
COVID-19
if an outbreak occurs in their geography.
The Company is monitoring the potential impact of the
COVID-19
pandemic on its business and financial statements. To date,
COVID-19
has not had a material impact on operations, and the Company has not incurred significant delays related to its research and development programs. Additionally, the Company has not incurred impairment losses in the carrying values of its assets as a result of the pandemic and it is not aware of any specific related event or circumstance that would require it to revise its estimates reflected in these condensed consolidated financial statements. The extent to which the
COVID-19
pandemic will directly or indirectly impact the Company’s business, results of operations, financial condition and liquidity, including research and development costs, will depend on future developments that are highly uncertain, including as a result of new information that may emerge concerning
COVID-19,
the actions taken to contain or treat it, and the duration and intensity of the related effects.
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with U.S. GAAP. The year-end
balance sheet data was derived from audited financial statements, but do
e
s not include all disclosures required by U.S. GAAP. The accompanying unaudited condensed consolidated financial statements reflect the operations of Tango and its wholly owned subsidiary. All intercompany accounts and transactions have been eliminated. The functional and reporting currency of the Company and its subsidiary is the U.S. dollar.
In the opinion of management, all adjustments necessary for a fair statement of the financial information, which are of a normal and recurring nature, have been made for the interim periods reported. Results of operations for the three and six months ended June 30, 2021 and 2020 are not necessarily indicative of the results for the year ending December 31, 2021, any other interim periods, or any future year or period. The unaudited condensed consolidated financial statements for the three and six months ended June 30, 2021 and 2020 have been prepared on the same basis as and should be read in conjunction with the audited consolidated financial statements and notes for the year ended December 31, 2020 included in the Company’s effective proxy statement/prospectus, on file with the SEC on July 16, 2021.

1. Nature of the Business and Basis of Presentation
Tango Therapeutics, Inc (“Tango” or the “Company”) is a precision oncology company committed to the discovery and development of novel new drugs in defined patient populations with high unmet medical need.
The Company is subject to risks common to early-stage companies in the biotechnology industry. Principal among these risks are the uncertainties of the development process, development of the same or similar technological innovations by competitors, protection of proprietary technology, dependence on key personnel, compliance with government regulations and approval requirements, and the need to obtain additional financing to fund operations. Product candidates currently under development will require significant additional research and development efforts, including extensive preclinical, clinical testing and regulatory approval, prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel infrastructure, and extensive compliance-reporting capabilities. There can be no assurance that the Company’s research and development will be successfully completed, that adequate protection for the Company’s technology will be obtained, that any products developed will obtain necessary government regulatory approval, or that any approved products will be commercially viable. Even if the Company’s development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales. If the Company fails to become profitable or is unable to sustain profitability on a continuing basis, then the Company may be unable to continue its operations at planned levels and be forced to reduce or terminate its operations. The Company expects to incur substantial operating losses and negative cash flows from operations for the foreseeable future.
Since inception, the Company has generated recurring net losses, including a net loss of $52.0 million and $14.1 million for the years ended December 31, 2020 and 2019, respectively. The Company had an accumulated deficit of $103.1 million and $51.1 million as of December 31, 2020 and 2019, respectively. Since inception and through the issuance date of these consolidated financial statements, the Company has raised an aggregate of approximately $166.9 million of gross proceeds from the sale of preferred shares.
The Company expects operating losses and negative cash flows from operations to continue for the foreseeable future as it continues to develop, manufacture and commercialize its products. As of April 12, 2021, the issuance date of the consolidated financial statements for the year ended December 31, 2020, the Company expected that its cash, cash equivalents and marketable securities, and the $30.0 of additional proceeds from the closing of the second tranche of the Series B convertible preferred stock purchase agreement (see Note 14) received in March 2021, will be sufficient to fund its operating expenses and capital expenditure requirements for at least 12 months from the issuance date of the annual consolidated financial statements. The future viability of the Company beyond that point may be dependent on its ability to raise additional capital to finance its operations.
The Company may seek additional funding in the future, from one or more equity or debt financings, collaborations, or other sources, in order to carry out all of its planned research and development and commercialization activities. However, there is no assurance that the Company will be able to obtain additional funding under acceptable terms, if at all. If the Company is unable to obtain additional financing, the Company may be forced to delay, reduce or eliminate some or all of its research and development programs, product portfolio expansion or commercialization efforts, which could adversely affect its business prospects.
Merger with BCTG Acquisition Corporation (Unaudited)
On April 13, 2021, the Company and BCTG Acquisition Corp. (“BCTG”) signed a definitive merger agreement, which will result in BCTG acquiring 100% of the Company’s issued and outstanding equity securities. The proposed merger will be accounted for as a “reverse recapitalization” in accordance with U.S. GAAP. Under the reverse recapitalization model, the Business Combination will be treated as Tango issuing equity for the net assets of BCTG, with no goodwill or intangible assets recorded. Under this method of accounting, BCTG will be treated as the “acquired” company for financial reporting purposes. This determination is primarily based on the fact that subsequent to the merger, the Company’s stockholders are expected to have a majority of the voting power of the combined company, the Company will comprise all of the ongoing operations of the combined entity, the Company will comprise a majority of the governing body of the combined company, and the Company’s senior management will comprise all of the senior management of the combined company. As a result of the proposed merger, BCTG will be renamed Tango Therapeutics, Inc. The boards of directors of both BCTG and Tango have approved the proposed merger transaction.
BCTG is expected to receive net proceeds of approximately $156.9 million upon the closing of the proposed merger transaction, assuming no redemptions are affected by stockholders of BCTG, and will operate under the current Tango management team upon the closing of the proposed merger. In connection with the proposed merger, BCTG has entered into agreements with existing and new investors to subscribe for and purchase an aggregate of 18.6 million shares of its common stock (the “PIPE Financing”) that will result in net proceeds of an additional $179.7 million upon the closing of the PIPE Financing. The closing of the proposed merger is a precondition to the PIPE Financing.
Subject to the terms of the merger agreement, at the effective time of the merger (the “Effective Time”), each share of the Company’s redeemable convertible preferred stock “Preferred Stock” issued and outstanding immediately prior to the Effective Time shall be converted into a share of the Company’s common stock. At the Effective Time, each option to purchase the Company’s common stock shall become an option, respectively, to purchase shares of common stock of the surviving entity, subject to adjustment in accordance with the exchange ratio. Completion of the PIPE Financing and proposed merger transactions is subject to approval of BCTG stockholders and the satisfaction or waiver of certain other customary closing conditions. The approval from BCTG stockholders is expected in the third quarter of 2021.
Impact of COVID-19
At the end of 2019, a novel strain of a virus named SARS-CoV-2 (severe acute respiratory syndrome coronavirus 2), or coronavirus, which causes COVID-19 has spread to most countries across the world, including all 50 states within the U.S., including Cambridge, Massachusetts, where the Company’s primary office and laboratory space is located. The coronavirus pandemic led to the implementation of various responses, including government-imposed quarantines, travel restrictions and other public health safety measures. The extent to which the coronavirus impacts the Company’s operations or those of its third-party partners, including preclinical studies or clinical trial operations, will depend on future developments, which are highly uncertain and cannot be predicted with confidence, including the duration of the outbreak, new information that will emerge concerning the severity of the coronavirus and the actions to contain the coronavirus or treat its impact, among others. The continued spread of
COVID-19
globally could adversely impact the Company’s preclinical or clinical trial operations in the U.S., including it’s ability to recruit and retain patients and principal investigators and site staff who, as healthcare providers, may have heightened exposure to COVID-19 if an outbreak occurs in their geography.
The Company is monitoring the potential impact of the COVID-19 pandemic on its business and financial statements. To date, COVID-19 has not had a material impact on operations, and the Company has not incurred significant delays related to its research and development programs. Additionally, the Company has not incurred impairment losses in the carrying values of its assets as a result of the pandemic and it is not aware of any specific related event or circumstance that would require it to revise its estimates reflected in these consolidated financial statements. The extent to which the
COVID-19
pandemic will directly or indirectly impact the Company’s business, results of operations, financial condition and liquidity, including research and development costs, will depend on future developments that are highly uncertain, including as a result of new information that may emerge concerning
COVID-19,
the actions taken to contain or treat it, and the duration and intensity of the related effects.
Basis of Presentation
The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The accompanying consolidated financial statements reflect the operations of Tango and its wholly owned subsidiary. All intercompany accounts and transactions have been eliminated. The functional and reporting currency of the Company and its subsidiary is the U.S. dollar.